Segment reporting, Information about major customers (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Vessel	Sep. 30, 2020 USD ($)
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			26
Revenues	$ 59,095	$ 142,196	$ 212,018	$ 600,046
Time Charters [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			8
Spot Market [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			18
Customer One [Member]
Information about Major Customers [Abstract]
Revenues	7,700	17,600	$ 24,600	69,100
Customer Two [Member]
Information about Major Customers [Abstract]
Revenues	7,700	15,200	24,500	50,200
Customer Three [Member]
Information about Major Customers [Abstract]
Revenues	7,500	13,500	24,200	50,100
Customer Four [Member]
Information about Major Customers [Abstract]
Revenues	5,700	11,400	19,800	34,400
Customer Five [Member]
Information about Major Customers [Abstract]
Revenues	5,700	9,200	16,600	30,600
Five Customers [Member]
Information about Major Customers [Abstract]
Revenues	$ 34,300	$ 67,000	$ 109,700	$ 234,300
Percentage of total revenue	56.00%	47.00%	52.00%	39.00%